ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Voyage expenses	$ 17,997	$ 10,223
Ship operating expenses	20,741	7,546
Administrative expenses	1,196	1,200
Tax expenses	117	76
Interest expenses	4,688	7,598
Accrued expenses	$ 44,739	$ 26,643